Distribution Date:	11/18/21	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
Determination Date:	11/12/21
Next Distribution Date:	12/17/21
Record Date:	10/29/21	Commercial Mortgage Pass-Through Certificates
Series 2016-C30

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway, | New York, NY 10036
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	13-14		1601 Washington Avenue,Suite 700 | Miami Beach, FL 33139
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue,40th Floor | New York, NY 10016
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road, | Columbia, MD 21045
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		General Contact	(302) 636-4140
			1100 North Market St., | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	61766NAW5	1.389000%	34,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61766NAX3	2.651000%	4,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61766NAY1	2.729000%	46,900,000.00	44,483,636.98	811,468.24	101,163.20	0.00	0.00	912,631.44	43,672,168.74	31.48%	30.00%
A-3	61766NAZ8	2.367000%	13,000,000.00	12,999,999.86	0.00	25,642.50	0.00	0.00	25,642.50	12,999,999.86	31.48%	30.00%
A-4	61766NBA2	2.600000%	230,000,000.00	230,000,000.00	0.00	498,333.33	0.00	0.00	498,333.33	230,000,000.00	31.48%	30.00%
A-5	61766NBB0	2.860000%	291,364,000.00	291,364,000.00	0.00	694,417.53	0.00	0.00	694,417.53	291,364,000.00	31.48%	30.00%
A-S	61766NBE4	3.175000%	79,671,000.00	79,671,000.00	0.00	210,796.19	0.00	0.00	210,796.19	79,671,000.00	22.04%	21.00%
B	61766NBF1	3.307000%	42,049,000.00	42,049,000.00	0.00	115,880.04	0.00	0.00	115,880.04	42,049,000.00	17.05%	16.25%
C	61766NBG9	4.244228%	40,942,000.00	40,942,000.00	0.00	144,805.98	0.00	0.00	144,805.98	40,942,000.00	12.20%	11.63%
D	61766NAJ4	3.000000%	38,729,000.00	38,729,000.00	0.00	96,822.50	0.00	0.00	96,822.50	38,729,000.00	7.61%	7.25%
E	61766NAL9	3.000000%	24,344,000.00	24,344,000.00	0.00	60,860.00	0.00	0.00	60,860.00	24,344,000.00	4.72%	4.50%
F	61766NAN5	3.000000%	9,959,000.00	9,959,000.00	0.00	24,897.50	0.00	0.00	24,897.50	9,959,000.00	3.54%	3.38%
G*	61766NAQ8	3.000000%	29,876,844.00	29,876,844.00	0.00	52,947.88	0.00	0.00	52,947.88	29,876,844.00	0.00%	0.00%
V	61766NAT2	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61766NAU9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			885,234,844.02	844,418,480.84	811,468.24	2,026,566.65	0.00	0.00	2,838,034.89	843,607,012.60

Notional Certificates
X-A	61766NBC8	1.508676%	619,664,000.00	578,847,636.84	0.00	727,744.43	0.00	0.00	727,744.43	578,036,168.60
X-B	61766NBD6	0.765981%	162,662,000.00	162,662,000.00	0.00	103,829.94	0.00	0.00	103,829.94	162,662,000.00
X-D	61766NAA3	1.244228%	38,729,000.00	38,729,000.00	0.00	40,156.41	0.00	0.00	40,156.41	38,729,000.00
X-E	61766NAC9	1.244228%	24,344,000.00	24,344,000.00	0.00	25,241.23	0.00	0.00	25,241.23	24,344,000.00
X-F	61766NAE5	1.244228%	9,959,000.00	9,959,000.00	0.00	10,326.05	0.00	0.00	10,326.05	9,959,000.00
X-G	61766NAG0	1.244228%	29,876,844.00	29,876,844.00	0.00	30,978.00	0.00	0.00	30,978.00	29,876,844.00
Notional SubTotal			885,234,844.00	844,418,480.84	0.00	938,276.06	0.00	0.00	938,276.06	843,607,012.60

Deal Distribution Total					811,468.24	2,964,842.71	0.00	0.00	3,776,310.95

* Denotes the Controlling Class (if required)

(1) Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing the result by (A).

(2) Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61766NAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61766NAX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61766NAY1	948.47840043	17.30209467	2.15699787	0.00000000	0.00000000	0.00000000	0.00000000	19.45909254	931.17630576
A-3	61766NAZ8	999.99998923	0.00000000	1.97250000	0.00000000	0.00000000	0.00000000	0.00000000	1.97250000	999.99998923
A-4	61766NBA2	1,000.00000000	0.00000000	2.16666665	0.00000000	0.00000000	0.00000000	0.00000000	2.16666665	1,000.00000000
A-5	61766NBB0	1,000.00000000	0.00000000	2.38333332	0.00000000	0.00000000	0.00000000	0.00000000	2.38333332	1,000.00000000
A-S	61766NBE4	1,000.00000000	0.00000000	2.64583336	0.00000000	0.00000000	0.00000000	0.00000000	2.64583336	1,000.00000000
B	61766NBF1	1,000.00000000	0.00000000	2.75583343	0.00000000	0.00000000	0.00000000	0.00000000	2.75583343	1,000.00000000
C	61766NBG9	1,000.00000000	0.00000000	3.53685653	0.00000000	0.00000000	0.00000000	0.00000000	3.53685653	1,000.00000000
D	61766NAJ4	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	61766NAL9	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	61766NAN5	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
G	61766NAQ8	1,000.00000000	0.00000000	1.77220459	0.72779541	14.66839302	0.00000000	0.00000000	1.77220459	1,000.00000000
V	61766NAT2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61766NAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61766NBC8	934.13145969	0.00000000	1.17441780	0.00000000	0.00000000	0.00000000	0.00000000	1.17441780	932.82193027
X-B	61766NBD6	1,000.00000000	0.00000000	0.63831712	0.00000000	0.00000000	0.00000000	0.00000000	0.63831712	1,000.00000000
X-D	61766NAA3	1,000.00000000	0.00000000	1.03685636	0.00000000	0.00000000	0.00000000	0.00000000	1.03685636	1,000.00000000
X-E	61766NAC9	1,000.00000000	0.00000000	1.03685631	0.00000000	0.00000000	0.00000000	0.00000000	1.03685631	1,000.00000000
X-F	61766NAE5	1,000.00000000	0.00000000	1.03685611	0.00000000	0.00000000	0.00000000	0.00000000	1.03685611	1,000.00000000
X-G	61766NAG0	1,000.00000000	0.00000000	1.03685650	0.00000000	0.00000000	0.00000000	0.00000000	1.03685650	1,000.00000000

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				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	10/01/21 - 10/30/21	30	0.00	101,163.20	0.00	101,163.20	0.00	0.00	0.00	101,163.20	0.00
A-3	10/01/21 - 10/30/21	30	0.00	25,642.50	0.00	25,642.50	0.00	0.00	0.00	25,642.50	0.00
A-4	10/01/21 - 10/30/21	30	0.00	498,333.33	0.00	498,333.33	0.00	0.00	0.00	498,333.33	0.00
A-5	10/01/21 - 10/30/21	30	0.00	694,417.53	0.00	694,417.53	0.00	0.00	0.00	694,417.53	0.00
X-A	10/01/21 - 10/30/21	30	0.00	727,744.43	0.00	727,744.43	0.00	0.00	0.00	727,744.43	0.00
X-B	10/01/21 - 10/30/21	30	0.00	103,829.94	0.00	103,829.94	0.00	0.00	0.00	103,829.94	0.00
X-D	10/01/21 - 10/30/21	30	0.00	40,156.41	0.00	40,156.41	0.00	0.00	0.00	40,156.41	0.00
X-E	10/01/21 - 10/30/21	30	0.00	25,241.23	0.00	25,241.23	0.00	0.00	0.00	25,241.23	0.00
X-F	10/01/21 - 10/30/21	30	0.00	10,326.05	0.00	10,326.05	0.00	0.00	0.00	10,326.05	0.00
X-G	10/01/21 - 10/30/21	30	0.00	30,978.00	0.00	30,978.00	0.00	0.00	0.00	30,978.00	0.00
A-S	10/01/21 - 10/30/21	30	0.00	210,796.19	0.00	210,796.19	0.00	0.00	0.00	210,796.19	0.00
B	10/01/21 - 10/30/21	30	0.00	115,880.04	0.00	115,880.04	0.00	0.00	0.00	115,880.04	0.00
C	10/01/21 - 10/30/21	30	0.00	144,805.98	0.00	144,805.98	0.00	0.00	0.00	144,805.98	0.00
D	10/01/21 - 10/30/21	30	0.00	96,822.50	0.00	96,822.50	0.00	0.00	0.00	96,822.50	0.00
E	10/01/21 - 10/30/21	30	0.00	60,860.00	0.00	60,860.00	0.00	0.00	0.00	60,860.00	0.00
F	10/01/21 - 10/30/21	30	0.00	24,897.50	0.00	24,897.50	0.00	0.00	0.00	24,897.50	0.00
G	10/01/21 - 10/30/21	30	415,462.41	74,692.11	0.00	74,692.11	21,744.23	0.00	0.00	52,947.88	438,245.29
Totals			415,462.41	2,986,586.94	0.00	2,986,586.94	21,744.23	0.00	0.00	2,964,842.71	438,245.29

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,776,310.95
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,999,375.76	Master Servicing Fee	5,445.77
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,618.18
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	363.57
ARD Interest	0.00	Operating Advisor Fee	1,664.07
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	407.20
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,999,375.76	Total Fees	12,788.79

Principal		Expenses/Reimbursements
Scheduled Principal	811,468.24	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	18,244.23
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	811,468.24	Total Expenses/Reimbursements	21,744.23

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,964,842.71
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	811,468.24
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,776,310.95
Total Funds Collected	3,810,844.00	Total Funds Distributed	3,810,843.97

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	844,418,481.61	844,418,481.61	Beginning Certificate Balance	844,418,480.84
(-) Scheduled Principal Collections	811,468.24	811,468.24	(-) Principal Distributions	811,468.24
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	843,607,013.37	843,607,013.37	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	844,606,593.62	844,606,593.62	Ending Certificate Balance	843,607,012.60
Ending Actual Collateral Balance	843,801,066.36	843,801,066.36

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.77)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.77)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.24%
			UC / (OC) Interest	0.00

(1) Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.

(2) Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.

** A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	47,052,181.73	5.58%	55	4.2281	NAP	Defeased	5	47,052,181.73	5.58%	55	4.2281	NAP
5,000,000 or less	7	25,616,142.70	3.04%	57	4.6347	1.994264	1.30 or less	9	102,836,334.36	12.19%	55	4.7222	0.426966
5,000,001 to 10,000,000	14	101,861,887.79	12.07%	53	4.2100	2.692762	1.31 to 1.40	1	3,948,967.83	0.47%	55	5.2300	1.315400
10,000,001 to 15,000,000	6	77,249,022.26	9.16%	54	4.7603	1.169222	1.41 to 1.50	7	67,008,348.03	7.94%	54	4.6667	1.455601
15,000,001 to 20,000,000	6	107,778,385.31	12.78%	55	4.2714	2.398006	1.51 to 1.60	3	136,173,797.43	16.14%	58	4.2006	1.535049
20,000,001 to 25,000,000	2	46,660,781.63	5.53%	56	4.1866	0.255472	1.61 to 1.80	6	144,679,247.06	17.15%	56	3.9479	1.747419
25,000,001 to 50,000,000	4	124,034,095.66	14.70%	57	4.7685	2.017733	1.81 to 2.00	4	82,112,769.47	9.73%	56	4.8670	1.914087
50,000,001 or greater	5	313,354,516.29	37.14%	58	3.5681	2.616818	2.01 to 2.25	2	86,872,000.00	10.30%	58	3.3798	2.224686
Totals	49	843,607,013.37	100.00%	56	4.1245	2.173982	2.26 to 2.50	2	12,878,259.10	1.53%	57	4.2982	2.383902
							2.51 to 3.00	1	25,490,553.48	3.02%	57	4.5000	2.713300
							3.01 or greater	8	131,262,043.84	15.56%	54	3.3413	5.263619
							Totals	49	843,607,013.37	100.00%	56	4.1245	2.173982
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	7	47,052,181.73	5.58%	55	4.2281	NAP	Totals	59	843,607,013.37	100.00%	56	4.1245	2.173982
Arizona	1	10,000,000.00	1.19%	22	4.2100	3.838000
									Property Type³
California	5	59,041,295.80	7.00%	54	4.5900	1.993469
Colorado	1	6,369,301.59	0.76%	58	4.3700	1.460800		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Delaware	1	54,163,325.21	6.42%	57	4.2730	1.521300		Properties	Balance	Agg. Bal.			DSCR¹
Florida	7	160,319,960.87	19.00%	57	4.5458	1.776664	Defeased	7	47,052,181.73	5.58%	55	4.2281	NAP
Georgia	2	14,437,004.66	1.71%	58	4.2830	0.713412	Industrial	3	19,000,000.00	2.25%	57	4.2800	4.591900
Illinois	1	4,312,203.47	0.51%	57	5.1800	0.644900	Lodging	8	113,925,575.47	13.50%	56	4.7313	0.878831
Indiana	1	6,515,549.38	0.77%	58	4.7800	1.434500	Mixed Use	2	13,621,140.59	1.61%	58	4.4647	1.524462
Massachusetts	4	89,094,782.17	10.56%	57	2.9764	5.701393	Multi-Family	3	22,547,329.48	2.67%	57	4.3834	1.748519
Michigan	5	101,836,537.49	12.07%	58	3.6696	2.335247	Office	13	275,944,981.38	32.71%	56	3.9941	3.113172
Missouri	1	2,542,524.41	0.30%	58	4.2500	1.900600	Retail	22	346,629,010.87	41.09%	56	3.9757	1.830440
Nevada	2	20,000,000.00	2.37%	56	3.7440	2.322766	Self Storage	1	4,886,793.84	0.58%	58	4.1500	3.115600
New York	2	7,454,109.94	0.88%	56	4.9808	1.524699	Totals	59	843,607,013.37	100.00%	56	4.1245	2.173982
North Carolina	1	12,295,558.18	1.46%	56	4.8000	1.191900
Ohio	2	80,189,057.53	9.51%	57	3.6859	1.737352
Oregon	1	18,665,347.35	2.21%	50	5.0500	1.109500
Pennsylvania	4	32,363,259.34	3.84%	57	4.6646	1.562188
South Carolina	1	6,763,622.93	0.80%	55	4.1680	1.801600
Tennessee	3	19,000,000.00	2.25%	57	4.2800	4.591900
Texas	1	13,293,889.45	1.58%	58	4.1500	1.423100
Virginia	2	20,632,860.55	2.45%	48	5.1313	1.127721
Washington	1	7,134,907.23	0.85%	58	4.8000	1.624500
Washington, DC	2	44,115,371.87	5.23%	57	3.9370	0.123918
Wisconsin	1	6,014,362.21	0.71%	58	4.0000	1.487000

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	47,052,181.73	5.58%	55	4.2281	NAP	Defeased	5	47,052,181.73	5.58%	55	4.2281	NAP
	4.5000% or less	25	555,361,074.67	65.83%	57	3.7678	2.490027	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	11	127,956,040.04	15.17%	56	4.7537	1.662210	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% or greater	8	113,237,716.93	13.42%	52	5.1197	1.419809	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	843,607,013.37	100.00%	56	4.1245	2.173982	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	44	796,554,831.64	94.42%	56	4.1184	2.204907
								Totals	49	843,607,013.37	100.00%	56	4.1245	2.173982
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	47,052,181.73	5.58%	55	4.2281	NAP	Defeased	5	47,052,181.73	5.58%	55	4.2281	NAP
	84 months or less	44	796,554,831.64	94.42%	56	4.1184	2.204907	Interest Only	12	318,497,250.00	37.75%	56	3.4531	3.261406
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	270 months or less	3	26,666,046.71	3.16%	55	4.8651	1.003209
	Totals	49	843,607,013.37	100.00%	56	4.1245	2.173982	271 months to 300 months	29	451,391,534.93	53.51%	56	4.5437	1.530444
								301 or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	49	843,607,013.37	100.00%	56	4.1245	2.173982
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	47,052,181.73	5.58%	55	4.2281	NAP				None
Underwriter's Information		4	80,628,000.00	9.56%	57	2.8349	6.168163
	12 months or less	40	715,926,831.64	84.86%	56	4.2629	1.758564
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	843,607,013.37	100.00%	56	4.1245	2.173982
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustment Repay Date Date			Date	Balance	Balance	Date
1	453011370	OF	Boston	MA	Actual/360	2.798%	138,548.60	0.00	0.00	08/06/26	11/06/28	--	57,500,000.00	57,500,000.00	11/06/21
1A	453011391	OF	Boston	MA	Actual/360	2.798%	24,095.41	0.00	0.00	08/06/26	11/06/28	--	10,000,000.00	10,000,000.00	11/06/21
1B	453011392	OF	Boston	MA	Actual/360	2.798%	24,095.41	0.00	0.00	08/06/26	11/06/28	--	10,000,000.00	10,000,000.00	11/06/21
2	453011388	RT	Columbus	OH	Actual/360	3.616%	233,526.88	0.00	0.00	N/A	08/05/26	--	75,000,000.00	75,000,000.00	11/05/21
3	300801500	RT	Ann Arbor	MI	Actual/360	3.292%	198,434.44	0.00	0.00	N/A	09/01/26	--	70,000,000.00	70,000,000.00	11/01/21
4	1647831	RT	Estero	FL	Actual/360	3.953%	193,286.84	91,538.96	0.00	N/A	10/01/26	--	56,782,730.04	56,691,191.08	11/01/21
5	695100688	OF	Wilmington	DE	Actual/360	4.273%	199,548.16	68,676.81	0.00	N/A	08/06/26	--	54,232,002.02	54,163,325.21	11/06/21
6	695100692	OF	Miami	FL	Actual/360	4.716%	156,090.10	62,141.87	0.00	N/A	08/06/26	--	38,436,370.59	38,374,228.72	11/06/21
7	695100661	LO	Cocoa Beach	FL	Actual/360	5.145%	154,633.82	52,739.10	0.00	N/A	06/06/26	--	34,902,771.42	34,850,032.32	11/06/21
8	300801491	MF	Clemson	SC	Actual/360	4.100%	101,997.00	42,962.51	0.00	N/A	08/01/26	--	28,889,788.84	28,846,826.33	11/01/21
9	695100687	OF	Troy	MI	Actual/360	4.500%	98,942.25	42,929.64	0.00	N/A	08/06/26	--	25,533,483.12	25,490,553.48	11/06/21
10	1647550	LO	Hazleton	PA	Actual/360	4.600%	100,457.46	41,647.56	0.00	N/A	09/01/26	--	25,360,928.70	25,319,281.14	11/01/21
11	300801496	LO	Washington	DC	Actual/360	4.204%	87,455.29	42,807.70	0.00	N/A	08/01/26	--	24,158,179.57	24,115,371.87	11/01/21
12	300801503	RT	Various	Various	Actual/360	4.168%	81,064.14	40,723.68	0.00	N/A	06/01/26	--	22,586,133.44	22,545,409.76	11/01/21
13	306561013	RT	Las Vegas	NV	Actual/360	3.744%	54,395.33	0.00	0.00	N/A	07/01/26	--	16,872,000.00	16,872,000.00	11/01/21
13A	306561113	RT	Las Vegas	NV	Actual/360	3.744%	10,084.67	0.00	0.00	N/A	07/01/26	--	3,128,000.00	3,128,000.00	11/01/21
14	300801502	OF	Washington	DC	Actual/360	3.615%	62,258.33	0.00	0.00	N/A	08/10/26	--	20,000,000.00	20,000,000.00	11/10/21
15	302691154	RT	Wilsonville	OR	Actual/360	5.050%	81,279.73	25,616.82	0.00	N/A	01/06/26	--	18,690,964.17	18,665,347.35	11/06/21
16	1647705	IN	Goodlettsville	TN	Actual/360	4.280%	70,025.56	0.00	0.00	N/A	08/01/26	--	19,000,000.00	19,000,000.00	11/01/21
17	302691161	OF	San Diego	CA	Actual/360	5.032%	71,567.86	22,718.47	0.00	N/A	01/06/26	--	16,516,506.43	16,493,787.96	11/06/21
18	300801499	OF	Long Beach	CA	Actual/360	3.960%	57,108.12	0.00	0.00	N/A	09/01/26	--	16,747,250.00	16,747,250.00	11/01/21
19	306561019	RT	Sanford	FL	Actual/360	5.100%	62,592.62	18,849.85	0.00	N/A	05/01/26	--	14,252,588.46	14,233,738.61	11/01/21
20	306561020	OF	Winchester	VA	Actual/360	4.980%	58,148.60	22,191.40	0.00	N/A	10/01/25	--	13,559,719.99	13,537,528.59	11/01/21
21	302691163	OF	Los Angeles	CA	Actual/360	5.070%	59,613.05	16,142.05	0.00	N/A	01/06/26	--	13,654,449.48	13,638,307.43	11/06/21
22	306561022	LO	Greensboro	NC	Actual/360	4.800%	50,942.65	29,276.92	0.00	N/A	07/01/26	--	12,324,835.10	12,295,558.18	11/01/21
23	306561023	MF	Boerne	TX	Actual/360	4.150%	47,576.90	19,505.36	0.00	N/A	09/01/26	--	13,313,394.81	13,293,889.45	11/01/21
24	1647763	LO	East Point	GA	Actual/360	4.330%	38,218.26	0.00	0.00	N/A	10/01/26	--	10,250,000.00	10,250,000.00	11/01/21
25	306561025	RT	Scottsdale	AZ	Actual/360	4.210%	36,252.78	0.00	0.00	N/A	09/01/23	--	10,000,000.00	10,000,000.00	11/01/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipate Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
26	300801498	MU	Santa Clarita	CA	Actual/360	4.434%	27,846.40	17,977.31	0.00	N/A	09/01/26	--	7,293,133.88	7,275,156.57	11/01/21
27	306561027	LO	Newport News	VA	Actual/360	5.420%	33,206.35	19,467.15	0.00	N/A	01/01/26	--	7,114,799.11	7,095,331.96	11/01/21
28	300801441	RT	Lower Macungie	PA	Actual/360	4.897%	29,751.41	11,365.78	0.00	N/A	03/01/26	--	7,055,343.98	7,043,978.20	11/01/21
29	695100696	RT	Mill Creek	WA	Actual/360	4.800%	29,531.53	9,818.37	0.00	N/A	09/06/26	--	7,144,725.60	7,134,907.23	11/06/21
30	1647718	RT	The Villages	FL	Actual/360	3.950%	24,284.58	9,644.83	0.00	N/A	09/01/26	--	7,139,606.01	7,129,961.18	11/01/21
31	306561031	RT	Fort Collins	CO	Actual/360	4.370%	24,009.13	10,920.20	0.00	N/A	09/01/26	--	6,380,221.79	6,369,301.59	11/01/21
32	695100699	RT	Carmel	IN	Actual/360	4.780%	26,858.47	9,656.59	0.00	N/A	09/06/26	--	6,525,205.97	6,515,549.38	11/06/21
33	300801492	SS	Glendale	AZ	Actual/360	4.280%	25,061.78	0.00	0.00	N/A	08/01/26	--	6,800,000.00	6,800,000.00	11/01/21
34	306561034	MU	Canton	MI	Actual/360	4.500%	24,626.81	9,321.11	0.00	N/A	08/01/26	--	6,355,305.13	6,345,984.02	11/01/21
35	306561035	MF	Tarpon Springs	FL	Actual/360	4.730%	23,451.17	9,336.71	0.00	N/A	07/01/26	--	5,757,634.63	5,748,297.92	11/01/21
36	1647739	RT	Brookfield	WI	Actual/360	4.000%	20,747.45	9,091.01	0.00	N/A	09/01/26	--	6,023,453.22	6,014,362.21	11/01/21
37	695100700	RT	Bellaire	OH	Actual/360	4.697%	21,017.35	7,290.43	0.00	N/A	09/06/26	--	5,196,347.96	5,189,057.53	11/06/21
38	300801507	SS	Various	SC	Actual/360	4.257%	17,933.97	7,483.59	0.00	N/A	09/01/26	--	4,892,305.03	4,884,821.44	11/01/21
39	300801497	SS	Los Angeles	CA	Actual/360	4.150%	17,486.13	6,332.93	0.00	N/A	09/01/26	--	4,893,126.77	4,886,793.84	11/01/21
41	306561041	RT	Tinley Park	IL	Actual/360	5.180%	19,261.32	5,940.98	0.00	N/A	08/01/26	--	4,318,144.45	4,312,203.47	02/01/19
42	306561042	RT	Richfield Springs	NY	Actual/360	5.230%	17,811.10	5,880.42	0.00	N/A	06/01/26	--	3,954,848.25	3,948,967.83	11/01/21
43	306561043	MF	Ithaca	NY	Actual/360	4.700%	14,204.69	4,595.93	0.00	N/A	09/01/26	--	3,509,738.04	3,505,142.11	11/01/21
44	300801488	IN	Columbus	OH	Actual/360	4.543%	13,321.09	4,655.20	0.00	N/A	07/01/26	--	3,405,162.23	3,400,507.03	11/01/21
45	1647806	RT	Boynton Beach	FL	Actual/360	5.000%	14,191.26	3,523.85	0.00	N/A	09/01/26	--	3,296,034.89	3,292,511.04	11/01/21
46	300801487	IN	Dublin	OH	Actual/360	4.911%	13,212.28	4,244.06	0.00	N/A	07/01/23	--	3,124,270.99	3,120,026.93	11/01/21
47	306561047	RT	Lees Summit	MO	Actual/360	4.250%	9,321.23	4,453.09	0.00	N/A	09/01/26	--	2,546,977.50	2,542,524.41	11/01/21
Totals							2,999,375.76	811,468.24	0.00				844,418,481.61	843,607,013.37
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	33,295,703.00	23,667,806.96	01/01/21	06/30/21	--	0.00	0.00	692,328.75	692,328.75	0.00	0.00
3	14,048,363.80	3,276,708.54	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	18,035,816.87	4,505,048.66	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,346,582.08	3,144,957.61	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	9,166,026.14	4,908,015.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,265,697.51	5,473,452.87	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	6,959,446.00	3,375,806.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,489,844.45	3,014,205.76	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	(1,410,500.23)	(1,789,727.30)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	15,444,400.02	6,232,101.79	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	46,780,666.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	28,594,365.26	16,007,150.51	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,596,312.10	765,379.97	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	12,295.60	0.00
16	3,791,355.89	2,101,365.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,572,705.52	1,440,552.69	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,225,811.49	1,729,619.43	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,533,040.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,762,984.00	799,679.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,560,032.18	1,214,564.79	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,263,361.20	1,236,740.44	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,046,263.22	892,688.24	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	74,299.57	202,612.45	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,651,290.17	879,387.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	0.00	387,143.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	288,400.00	464,775.61	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	732,819.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	745,738.28	399,532.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	737,359.81	525,140.60	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	760,790.00	660,494.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	574,781.00	340,193.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	861,692.76	595,342.38	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	880,644.75	765,649.68	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	583,865.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	601,569.66	241,213.45	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	551,969.39	486,370.04	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	195,048.00	0.00	--	--	09/13/21	4,094,078.20	316,301.13	6,900.25	514,759.31	667,338.89	0.00
42	0.00	290,451.14	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	462,877.17	204,219.45	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	333,434.53	264,902.43	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	413,834.00	187,350.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	210,818,691.58	88,890,896.35				4,094,078.20	316,301.13	699,229.00	1,207,088.06	679,634.49	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/21	0	0.00	0	0.00	1	4,312,203.47	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.124510%	4.105646%	56
10/18/21	0	0.00	0	0.00	1	4,318,144.45	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.124905%	4.106039%	57
09/17/21	0	0.00	0	0.00	1	4,324,678.55	0	0.00	0	0.00	1	4,366,884.93	0	0.00	0	0.00	4.130855%	4.112004%	58
08/17/21	0	0.00	0	0.00	1	4,330,564.13	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.131244%	4.112390%	59
07/16/21	0	0.00	0	0.00	1	4,336,423.57	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.131619%	4.112762%	60
06/17/21	0	0.00	0	0.00	1	4,342,879.11	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.132025%	4.113165%	61
05/17/21	0	0.00	0	0.00	1	4,348,683.86	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.132395%	4.113532%	62
04/16/21	0	0.00	0	0.00	1	4,355,086.70	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.132797%	4.113931%	63
03/17/21	0	0.00	0	0.00	1	4,360,837.24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.133162%	4.114294%	64
02/18/21	0	0.00	0	0.00	1	4,368,439.58	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.133626%	4.092825%	65
01/15/21	0	0.00	0	0.00	1	4,374,130.83	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.133987%	4.093201%	66
12/17/20	0	0.00	0	0.00	1	4,379,796.80	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.134345%	4.093575%	67
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
41	306561041	02/01/19	32	6	6,900.25	514,759.31	798,695.12	4,506,256.47	05/10/19	13
Totals					6,900.25	514,759.31	798,695.12	4,506,256.47

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		13,120,027	13,120,027	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		13,537,529	13,537,529	0		0
49 - 60 Months		739,449,458	735,137,254	4,312,203		0
> 60 Months		77,500,000	77,500,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-21	843,607,013	839,294,810	0	0	4,312,203	0
Oct-21	844,418,482	840,100,337	0	0	4,318,144	0
Sep-21	849,658,927	845,334,248	0	0	4,324,679	0
Aug-21	850,450,436	841,747,034	0	0	8,703,402	0
Jul-21	851,170,957	842,455,769	0	0	8,715,188	0
Jun-21	851,946,586	847,603,707	0	0	4,342,879	0
May-21	852,661,235	848,312,551	0	0	4,348,684	0
Apr-21	853,431,202	849,076,116	0	0	4,355,087	0
Mar-21	854,140,025	849,779,187	0	0	4,360,837	0
Feb-21	855,021,038	850,652,599	0	0	4,368,440	0
Jan-21	855,723,617	851,349,486	0	0	4,374,131	0
Dec-20	856,423,440	852,043,643	0	0	4,379,797	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
41	306561041	4,312,203.47	4,506,256.47	1,950,000.00	08/17/21	195,048.00	0.64490	12/31/20	08/01/26	297
Totals		4,312,203.47	4,506,256.47	1,950,000.00		195,048.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
41	306561041	RT	IL	05/10/19	13

The Loan transferred 5/10/2019 for Delinquent Payments. The Property is Tinley Pointe Centre, a 18,214 SF retail property built in 2006 that is situated at the base of a 4-story, 36-unit, individually owned condo building located in Tinley Park, IL.

The Loan is currently due for the 3/1/2019 payment. Lender's NOD was sent to the Borrower and local counsel has been retained. Foreclosure was filed 3/2020 and the courts granted Lender's motion to appoint receiver on 11/12/2020. Lender

	is dual track	ing the foreclosure process while discussing workout alternatives with the Borrower's representatives.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	453011388	75,000,000.00	3.61500%	75,000,000.00	3.61500%	10	07/07/20	06/05/20	08/11/20
2	453011388	0.00	3.61500%	0.00	3.61500%	10	07/24/20	06/05/20	08/11/20
2	453011388	0.00	3.61500%	0.00	3.61500%	10	06/05/20	06/05/20	08/11/20
7	695100661	35,808,157.36	5.14500%	35,808,157.36	5.14500%	10	05/06/20	05/06/20	06/11/20
19	306561019	14,523,779.03	5.10000%	14,523,779.03	5.10000%	10	08/06/20	08/01/20	09/11/20
40	306561040	0.00	5.20000%	0.00	5.20000%	10	07/01/21	07/01/21	09/13/21
Totals		125,331,936.39		125,331,936.39
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
41	0.00	0.00	3,500.00	0.00	0.00	18,244.23	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	3,500.00	0.00	0.00	18,244.23	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		21,744.23

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Supplemental Notes
None

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